UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-10373)

Exact name of registrant as specified in charter:	TH Lee, Putnam Investment Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Francis J. McNamara III, Vice President
Clerk and Chief Legal Officer
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John E. Baumgardner, Esq.
Sullivan & Cromwell LLP
125 Broad Street
New York, New York 10004-2498

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

TH Lee, Putnam Emerging Opportunities Portfolio
The fund's portfolio
1/31/08 (Unaudited)

COMMON STOCKS (72.8%)(a)
	Shares	Value

Health Care (4.2%)
Restore Medical, Inc. (NON) (AFF)	862,069	$956,897

Technology (68.6%)
Commvault Sysytems, Inc. (NON)	832,926	15,509,082

Total common stocks (cost $8,186,577)		$16,465,979

SHORT-TERM INVESTMENTS (29.4%)(a) (cost $6,642,839)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	$6,642,839	$6,642,839

TOTAL INVESTMENTS

Total investments (cost $14,829,416) (b)		$23,108,818

The Fund is currently in liquidation pursuant to Plan of Complete Liquidation and Dissolution approved by the Fund's shareholders on October 18, 2007.

(a) Percentages indicated are based on net assets of $22,617,728 calculated using the liquidation basis of accounting.

(b) The aggregate identified cost on a tax basis is $14,829,419, resulting in gross unrealized appreciation and depreciation of $10,332,173 and $2,052,774, respectively, or net unrealized appreciation of $8,279,399.

(NON) Non-income-producing security.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	proceeds	income	Value

Restore Medical	$ -	$ -	$ -	$ 956,897

Totals	$	$	$	$ 956,897

Market value amounts are shown for those securities that are affiliated at period end.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended January 31, 2008, management fees paid were reduced by $2,274 relating to the Fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $116,021 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $10,587,350 and $50,261,783, respectively.

Security valuation Investments for which market quotations are readily available are stated at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for private equity securities: such investments are initially valued at cost and then stated at fair value following procedures approved by the Trustees. As part of those procedures, TH Lee, Putnam Capital Management, LLC (the “Manager “), which is 80% owned by Putnam Capital LLC, which in turn is owned by Putnam Investment Holdings, LLC, an indirect subsidiary of Putnam and 20% owned by TH Lee, Putnam Capital L.P., a subsidiary Thomas H. Lee Partners, LP will monitor each fair valued security on a daily basis and will adjust its value, as necessary, based on such factors as the financial and/or operating results, the general developments in the issuer’s business including products and services offered, management changes, changes in contracts with customers, issues relating to financing, the likelihood of a public offering, the liquidity of the security, any legal or contractual restrictions, the value of an unrestricted related public security and other analytical data. Restricted securities of the same class as publicly traded securities will be valued at a discount from the public market price reflecting the nature and extent of the restriction. The discount applied to securities subject to resale restrictions with known expirations will be reduced according to a specified timetable as the applicable expiration approaches. Fair value prices may differ materially from the value that would be realized if the fair-valued securities were sold. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or call Putnam at 1-800-225-1581.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TH LEE, PUTNAM INVESTMENT TRUST

By (Signature and Title):

/s/ Janet C. Smith
Janet. C. Smith
Principal Accounting Officer
Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Linwood E. Bradford
Linwood E. Bradford
Principal Executive Officer
Date: March 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2008